Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
OPERATING ACTIVITIES
Net loss for the year	$ (45,088)	$ (31,733)
Adjustments for items not affecting cash
Share-based compensation	3,255	3,690
Interest accretion	50	65
Amortization of intangible assets	3,860	3,684
Depreciation of property and equipment	849	604
Non-cash change in deferred lease inducement	2	3
Change in fair value of contingent consideration	(1,158)	209
Deferred income tax recovery	0	(3,690)
Unrealized foreign exchange loss	3,748	1,249
Adjustments for items not affecting cash	(34,482)	(25,919)
Changes in non-cash working capital balances
Amounts receivable	(142)	485
Prepaid expenses	(558)	779
Accounts payable and accrued liabilities	8,165	1,815
Other current liabilities	(21)	(23)
Decrease in other assets	0	11
Cash used in operating activities	(27,038)	(22,852)
INVESTING ACTIVITIES
Net purchases of marketable securities	(56,994)	0
Purchase of property and equipment	(471)	(2,966)
Acquisition of Fluorinov, net of cash acquired	0	(9,575)
Cash used in investing activities	(57,465)	(12,541)
FINANCING ACTIVITIES
Repayment of loan payable	(125)	(105)
Receipt of deferred lease inducement	0	90
Recognition of deferred lease inducement	(5)	0
Issue of share capital, net of issuance costs	62,705	359
Cash provided by financing activities	62,575	344
Impact of foreign exchange rate on cash and cash equivalents	(184)	(1,249)
Net increase (decrease) in cash and cash equivalents during the year	(22,112)	(36,298)
Cash and cash equivalents, beginning of year	50,473	86,771
Cash and cash equivalents, end of year	28,361	50,473
Supplemental cash flow information
Preferred shares converted to common shares	$ 3,852	$ 82